UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     October 30, 2008


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    131

Form 13F Information Table Value total: $469,788 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1628    23838 SH       SOLE                    22018              1820
A H Belo Corp                  COM              001282102      182    35318 SH       SOLE                     2363             32955
AT&T, Inc.                     COM              00206R102     3871   138637 SH       SOLE                   128399             10238
Abbott Laboratories Corp.      COM              002824100     1174    20382 SH       SOLE                    20382
Accenture Ltd                  COM              g1150g111     9273   244039 SH       SOLE                   223039             21000
AllState Corp.                 COM              020002101      476    10326 SH       SOLE                     9770               556
Altria Group, Inc.             COM              02209s103      444    22399 SH       SOLE                    20109              2290
American Express Co.           COM              025816109      325     9166 SH       SOLE                     7089              2077
American Int'l Group           COM              026874107      266    79949 SH       SOLE                    78949              1000
American Oriental Bioengineeri COM              028731107       71    11000 SH       SOLE                    11000
Amgen Inc.                     COM              031162100     3233    54546 SH       SOLE                    49796              4750
Anheuser-Busch                 COM              035229103     1013    15610 SH       SOLE                     4749             10861
Apache Corp.                   COM              037411105    10194    97754 SH       SOLE                    90724              7030
Automatic Data Processing      COM              053015103      804    18807 SH       SOLE                    18607               200
BP Amoco LP                    COM              055622104      258     5138 SH       SOLE                     4810               328
Baker Hughes, Inc.             COM              057224107      357     5895 SH       SOLE                     5895
BancorpSouth Inc               COM              059692103      338    12000 SH       SOLE                                      12000
BankAmerica Corp.              COM              060505104     1126    32159 SH       SOLE                    26550              5610
Belo Corporation               COM              080555105     1084   181893 SH       SOLE                    17116            164777
Berkshire Hathaway Inc. Cl A   COM              084670108     2873       22 SH       SOLE                       21                 1
Berkshire Hathaway Inc. Cl B   COM              084670207    42297     9624 SH       SOLE                     2412              7212
Berry Petroleum Cl A           COM              085789105     6335   163560 SH       SOLE                    16000            147560
Best Buy Co.                   COM              086516101      394    10500 SH       SOLE                     9500              1000
Bristol Myers Squibb           COM              110122108     1180    56587 SH       SOLE                    56587
Cardiac Science                COM              14141A108      917    88500 SH       SOLE                    10000             78500
Caterpillar Inc.               COM              149123101     1307    21931 SH       SOLE                    19731              2200
Chevron Corp.                  COM              166764100     1948    23612 SH       SOLE                    21704              1908
Cisco Systems Inc.             COM              17275R102     6887   305262 SH       SOLE                   281702             23560
Citigroup Inc.                 COM              172967101      765    37290 SH       SOLE                    29024              8266
Coca Cola Co.                  COM              191216100     2027    38328 SH       SOLE                    30708              7620
Colgate Palmolive Co.          COM              194162103      275     3650 SH       SOLE                     3650
ConocoPhillips                 COM              20825c104     5950    81224 SH       SOLE                    76884              4340
Corrections Corp Amer          COM              22025y407     9337   375728 SH       SOLE                    26000            349728
Covidien Ltd                   COM              g2552x108     1099    20441 SH       SOLE                    19541               900
DJ STOXX 50 ETF Index          COM              78463x103      319     8653 SH       SOLE                     8303               350
Dionex Corp.                   COM              254546104      407     6400 SH       SOLE                     6400
Dominion Resources, Inc.       COM              25746u109     1708    39935 SH       SOLE                    35535              4400
Dover Corp.                    COM              260003108      280     6900 SH       SOLE                     6900
E. I. Dupont de Nemours & Co.  COM              263534109      242     6000 SH       SOLE                     6000
E.W. Scripps Co. Cl A          COM              811054204       86    12108 SH       SOLE                     1395             10713
Eaton Corp.                    COM              278058102      382     6802 SH       SOLE                     6802
Eli Lilly & Co.                COM              532457108     2885    65522 SH       SOLE                    57197              8325
Exxon Mobil Corp.              COM              30231G102    11461   147578 SH       SOLE                   138414              9164
Fairfax Financial Hld          COM              303901102    63181   192331 SH       SOLE                    25936            166395
FedEx Corp.                    COM              31428X106     2742    34695 SH       SOLE                    32020              2675
Gannett Co. Inc.               COM              364730101     7367   435634 SH       SOLE                    40334            395300
General Electric Co.           COM              369604103    11639   456424 SH       SOLE                   414520             41904
General Mills Inc.             COM              370334104     2129    30979 SH       SOLE                    29779              1200
HCC Ins Hldgs                  COM              404132102     4464   165336 SH       SOLE                    15027            150309
Halliburton Inc.               COM              406216101     7684   237243 SH       SOLE                   222143             15100
HealthStream Inc.              COM              42222n103       49    19800 SH       SOLE                    19800
Healthways, Inc.               COM              422245100      957    59190 SH       SOLE                    56090              3100
Hewlett Packard Co.            COM              428236103     1200    25956 SH       SOLE                    25956
Home Depot Inc.                COM              437076102     2560    98882 SH       SOLE                    93732              5150
Intel Corp.                    COM              458140100     5515   294423 SH       SOLE                   281778             12645
International Business Machine COM              459200101     6237    53323 SH       SOLE                    49363              3960
Interpublic Group Cos.         COM              460690100      679    87576 SH       SOLE                    57576             30000
Johnson & Johnson              COM              478160104     8155   117708 SH       SOLE                   106987             10721
Kraft Inc.                     COM              50075n104      375    11438 SH       SOLE                    10042              1396
L-3 Communications             COM              502424104     6685    67992 SH       SOLE                    63717              4275
Lee Enterprises                COM              523768109     1306   373097 SH       SOLE                    23800            349297
Leucadia Natl Corp             COM              527288104     2341    51528 SH       SOLE                     2400             49128
Level 3 Commun                 COM              52729N100     8095  2998223 SH       SOLE                   374319           2623904
Liberty Global, Inc. Series A  COM              530555101      215     7109 SH       SOLE                     6511               598
Liberty Media Corp Ser A - Ent COM              53071M500     1192    47720 SH       SOLE                    45872              1848
Liberty Media Hldg Corp A Inte COM              53071M104      659    51061 SH       SOLE                    47549              3512
Loews Corp.                    COM              540424108    14417   365087 SH       SOLE                    29358            335729
Lowes Companies                COM              548661107     2025    85465 SH       SOLE                    75915              9550
McCormick                      COM              579780206      657    17100 SH       SOLE                     2100             15000
Media General                  COM              584404107      561    45150 SH       SOLE                     6000             39150
Medtronic Inc.                 COM              585055106     8058   160828 SH       SOLE                   147453             13375
Merck & Company Inc.           COM              589331107      307     9716 SH       SOLE                     9716
Microsoft Corp.                COM              594918104     6388   239343 SH       SOLE                   214519             24825
Molex Inc. - Class A           COM              608554200     1555    74719 SH       SOLE                    69969              4750
Morgan Stanley                 COM              617446448      218     9500 SH       SOLE                     9500
National Health Invstrs        COM              63633d104    12383   362276 SH       SOLE                    48855            313421
National Healthcare LP         COM              635906100     1123    23828 SH       SOLE                     1800             22028
News Corp. Ltd. Cl A           COM              65248e104      479    39954 SH       SOLE                    38704              1250
News Corp. Ltd. Cl B           COM              65248e203     3475   285986 SH       SOLE                   262186             23800
Oracle                         COM              68389x105      236    11601 SH       SOLE                    11601
Overstock                      COM              690370101    14363   725020 SH       SOLE                   111940            613080
Pall Corp.                     COM              696429307     6252   181811 SH       SOLE                    19011            162800
PepsiCo Inc.                   COM              713448108     2205    30936 SH       SOLE                    26786              4150
Perot Systems Corp.            COM              714265105      490    28250 SH       SOLE                    28250
Pfizer Inc.                    COM              717081103      789    42784 SH       SOLE                    34425              8359
Philip Morris International, I COM              718172109     1648    34258 SH       SOLE                    31968              2290
Pinnacle Financial Partners    COM              72346q104      232     7531 SH       SOLE                     7531
Procter & Gamble Co.           COM              742718109    11043   158460 SH       SOLE                   127555             30905
Regions Financial Corp.        COM              758940100     1344   139987 SH       SOLE                   134125              5862
Republic Services Inc.         COM              760759100     6199   206773 SH       SOLE                   192948             13825
Roche Holdings                 COM              771195104     2204    28518 SH       SOLE                    25468              3050
Sanofi Aventis ADR             COM              80105n105      740    22500 SH       SOLE                    21400              1100
Schlumberger Ltd.              COM              806857108     8521   109124 SH       SOLE                   102374              6750
Scripps Networks Interactive,  COM              811065101     1319    36334 SH       SOLE                     4190             32144
Select Basic Materials Sector  COM              81369y100     1904    57020 SH       SOLE                    50870              6150
Sigma Aldrich Corp.            COM              826552101      210     4000 SH       SOLE                     4000
SunTrust Banks Inc.            COM              867914103     1871    41591 SH       SOLE                    41266               325
Syntroleum                     COM              871630109     1397  1281836 SH       SOLE                   145000           1136836
Sysco Corp.                    COM              871829107     7606   246692 SH       SOLE                   232827             13865
TJX                            COM              872540109      716    23456 SH       SOLE                    23456
Tidewater Inc.                 COM              886423102     7376   133238 SH       SOLE                    12000            121238
Travelers Inc.                 COM              89417e109     1905    42157 SH       SOLE                    41082              1075
Tyco Electronics Ltd           COM              g9144p105      519    18760 SH       SOLE                    17860               900
Tyco International Ltd.        COM              g9143x208      696    19883 SH       SOLE                    18983               900
United Parcel Svc. Inc. CL B   COM              911312106     3863    61418 SH       SOLE                    56343              5075
United Technologies Corp.      COM              913017109     6055   100815 SH       SOLE                    93490              7325
Vanguard Emerging Markets ETF  COM              922042858      830    23950 SH       SOLE                    22450              1500
Vanguard Large-Cap Exchanged T COM              922908637      377     7170 SH       SOLE                     7170
Vanguard Mid-Cap Exchange Trad COM              922908629      205     3447 SH       SOLE                     3447
Vanguard Small-Cap VIPERs      COM              922908751      318     5325 SH       SOLE                     5025               300
Verizon Communications         COM              92343v104      348    10837 SH       SOLE                    10307               530
Vodafone Group PLC ADS         COM              92857w209     4829   218522 SH       SOLE                   203862             14660
Vulcan Materials               COM              929160109     1162    15600 SH       SOLE                                      15600
Wachovia Corp.                 COM              929903102      281    80284 SH       SOLE                    79018              1266
Wal-Mart Stores Inc.           COM              931142103     7392   123429 SH       SOLE                   108929             14500
Walt Disney Co.                COM              254687106     3723   121299 SH       SOLE                   107637             13662
Washington Post Co.            COM              939640108      395      709 SH       SOLE                                        709
Wells Fargo & Co.              COM              949746101     3545    94467 SH       SOLE                    85815              8652
Wesco Financial                COM              950817106      585     1639 SH       SOLE                                       1639
Western Union                  COM              959802109     2899   117515 SH       SOLE                   107681              9834
White Mountain Ins             COM              G9618E107     2658     5659 SH       SOLE                      800              4859
Willis Group Holdings Inc.     COM              G96655108     1516    46997 SH       SOLE                    41495              5502
Wyeth Co.                      COM              983024100      411    11122 SH       SOLE                    10947               175
Zimmer Holdings, Inc.          COM              98956P102      369     5716 SH       SOLE                     5669                47
iShares China                  COM              464287184     2242    65035 SH       SOLE                    60385              4650
iShares MSCI Japan             COM              464286848     3097   290525 SH       SOLE                   258575             31950
iShares MSCI Pacific Rim       COM              464286665     2092    58275 SH       SOLE                    55050              3225
iShares Russell 1000 Index ETF COM              464287622      366     5762 SH       SOLE                     5762
iShares Russell Mid-Cap Index  COM              464287499      218     2656 SH       SOLE                     2456               200
iShares S&P SmallCap 600 Index COM              464287804     3245    54528 SH       SOLE                    52228              2300
Natl Healthcare Cv Prf         PFD CV           635906209      436    33125 SH       SOLE                     4193             28932